BUSINESS ACQUISITION - Additional Information (Details) - CNY (¥)	1 Months Ended
	Aug. 31, 2023	Oct. 31, 2024	Dec. 31, 2023
Jinan Nuobi
BUSINESS ACQUISITION
Percentage of equity interest transferred		100.00%
Cash consideration received from the disposal of Jinan Nuobi		¥ 0
Jinan Nuobi
BUSINESS ACQUISITION
Percentage of equity interest acquired			100.00%
Consideration transferred	¥ 500,000